Servicer's Certificate
for the Collection Period September 01, 2013 through September 30, 2013 for Payment Date of October 15, 2013
Toyota Auto Receivables 2010-C Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

Collection Period	30	30/360 Days	30
Interest Accrual Period	29	Actual/360 Days	29

	Initial Principal	Final	Beginning	Beginning	First Priority	Second Priority	Regular Principal	Ending	Ending
Class	Balance	Scheduled	Principal	Principal	Principal	Principal	Distribution	Principal	Principal
		Payment Date	Balance	Factor	Distribution Amount	Distribution Amount	Amount	Balance	Factor
A-1	$495,000,000.00	10/17/11	$0.00	0.0000000	$0.00	$0.00	$0.00	$0.00	0.0000000
A-2	$307,700,000.00	12/17/12	$0.00	0.0000000	$0.00	$0.00	$0.00	$0.00	0.0000000
A-3	$347,100,000.00	4/15/14	$0.00	0.0000000	$0.00	$0.00	$0.00	$0.00	0.0000000
A-4	$100,200,000.00	12/15/14	$56,366,802.14	0.5625429	$0.00	$4,917.84	$11,158,311.28	$45,203,573.02	0.4511335
B	$44,400,000.00	9/15/16	$44,400,000.00	1.0000000	$0.00	$0.00	$0.00	$44,400,000.00	1.0000000
Total	$1,294,400,000.00		$100,766,802.14		$0.00	$4,917.84	$11,158,311.28	$89,603,573.02	0.0692240

		Interest	Prior	Interest	Current	Total
Class	Interest Rate	Distributable	Interest	Distribution	Interest	Principal &
		Amount	Carryover	Amount	Carryover	Interest Distribution
A-1	0.33353%	$0.00	$0.00	$0.00	$0.00	$0.00
A-2	0.51000%	$0.00	$0.00	$0.00	$0.00	$0.00
A-3	0.77000%	$0.00	$0.00	$0.00	$0.00	$0.00
A-4	1.09000%	$51,199.85	$0.00	$51,199.85	$0.00	$11,214,428.97
B	1.78000%	$65,860.00	$0.00	$65,860.00	$0.00	$65,860.00
Total		$117,059.85	$0.00	$117,059.85	$0.00	$11,280,288.97

Credit Enhancement

Reserve Account		Yield Supplement Overcollateralization Amount

Initial Deposit Amount	$3,263,895.78	Begining Period Amount	$2,206,533.51
Specified Reserve Account Amount	$3,263,895.78	Current Period Amortization	$282,539.22
Beginning Balance	$3,263,895.78	Ending Period Amount	$1,923,994.29
Withdrawals	$0.00
Amount Available for Deposit	$11,636,871.39	Overcollateralization
Amount Deposited to the Reserve Account	$0.00	Adjusted Pool Balance	$100,761,884.30
Reserve Account Balance Prior to Release	$3,263,895.78	Total Note Balance	$89,603,573.02
Reserve Account Required Amount	$3,263,895.78	Initial Overcollateralization Amount	$11,158,311.28
Reserve Account Release to Seller	$0.00	Ending Overcollateralization Amount	$11,158,311.28
Ending Reserve Account Balance	$3,263,895.78

Servicer's Certificate
for the Collection Period September 01, 2013 through September 30, 2013 for Payment Date of October 15, 2013
Toyota Auto Receivables 2010-C Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

Collection Period	30	30/360 Days	30
Interest Accrual Period	29	Actual/360 Days	29

Liquidations of Charge-offs and Repossessions
			Amount
Liquidated Contracts	13	vehicles
Gross Principal of Liquidated Receivables			$72,330.09
Principal of Repurchased Contracts, previously charged-off			$0.00
Net Liquidation Proceeds Received During the Collection Period			$(12,740.46)
Recoveries on Previously Liquidated Contracts			$(79,254.26)
Net Credit Losses for the Collection Period			$(19,664.63)
Cumulative Credit Losses for all Periods	816	vehicles	$2,494,216.32
Repossessed in Current Period	5	vehicles

Delinquent and Repossessed Contracts

	Percentage of		Percentage of Current
	Month Number		Month Receivables
	of Contracts	Units	Pool Balance	Balance
30-59 Days Delinquent	1.16%	255	1.38%	$1,419,256.71
60-89 Days Delinquent	0.34%	74	0.38%	$394,061.35
90-119 Days Delinquent	0.11%	25	0.15%	$154,295.56
120 or More Days Delinquent	0.00%	0	0.00%	$0.00
Total Delinquencies		354		$1,967,613.62

Repossessed Vehicle Inventory		5
* Included with Delinquencies Above

Pool Data
	Original	Prior Month		Current Month
Receivables Pool Balance	$1,344,094,646.95	$114,131,646.93	1	$102,685,878.59
Number of Contracts	104,874	23,501		21,936
Weighted Average APR	4.06%	3.98%		3.99%
Weighted Average Remaining Term (Months)	39.31	16.02		15.34

1 The Monthly Servicer's Certificate for the distribution period commencing on August 1, 2013 and ending on August 31, 2013, which was filed by Toyota Auto Receivables 2010-C Owner Trust as Exhibit 99.1 to the Form 10-D dated September 20, 2013, included a typographical error which resulted in the misstatement of the Receivables Pool Balance as "$141,131,646.93" under the heading "Current Month." The corrected amount is "$114,131,646.93."

Servicer's Certificate
for the Collection Period September 01, 2013 through September 30, 2013 for Payment Date of October 15, 2013
Toyota Auto Receivables 2010-C Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

Collection Period	30	30/360 Days	30
Interest Accrual Period	29	Actual/360 Days	29

Collections
Amount
Principal Payments Received	$8,992,571.14
Prepayments in Full	$2,380,867.11
Interest Payments Received	$388,525.82
Aggregate Net Liquidation Proceeds	$91,994.72
Interest on Repurchased Contracts	$0.00
Total Collections	$11,853,958.79
Principal of Repurchased Contracts	$0.00
Principal of Repurchased Contracts, prev charged-off	$0.00
Adjustment on Repurchased Contracts	$0.00
Total Repurchased Amount	$0.00

Total Available Collections	$11,853,958.79

Distributions

	Calculated Amount	Amount Paid	Shortfall
Servicing Fee	$95,109.71	$95,109.71	$0.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00
Interest - Class A-2 Notes	$0.00	$0.00	$0.00
Interest - Class A-3 Notes	$0.00	$0.00	$0.00
Interest - Class A-4 Notes	$51,199.85	$51,199.85	$0.00
First Priority Principal Distribution Amount	$0.00	$0.00	$0.00
Interest - Class B Notes	$65,860.00	$65,860.00	$0.00
Second Priority Principal Distribution Amount	$4,917.84	$4,917.84	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$11,158,311.28	$11,158,311.28	$0.00
Excess Amounts to the Certificateholder	$478,560.11	$478,560.11	N/A

Noteholder Distributions

	Interest	Per $1000 of	Principal	Per $1000 of	Amount	Per $1000 of
	Distributed	Original Balance	Distributed	Original Balance	Distributed	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$51,199.85	$0.51	$11,163,229.12	$111.41	$11,214,428.97	$111.92
Class B Notes	$65,860.00	$1.48	$0.00	$0.00	$65,860.00	$1.48

Servicer's Certificate
for the Collection Period September 01, 2013 through September 30, 2013 for Payment Date of October 15, 2013
Toyota Auto Receivables 2010-C Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

I hereby certify to the best of my knowledge that
the report provided is true and correct.

/s/ Wei Shi
Wei Shi
Vice President Treasury, Finance & Analytics

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